Contingencies	9 Months Ended
Sep. 30, 2012
Contingencies

11. CONTINGENCIES

Litigation

Baidu Netcom, Baidu China, Baidu Online, Baidu Times, Baidu Pay and Qunar were involved in certain cases pending in various PRC courts and arbitration as of September 30, 2012. These cases include copyright infringement cases, unfair competition cases, and defamation cases, among others. Adverse results in these lawsuits may include awards of damages and may also result in, or even compel, a change in the Company’s business practices, which could result in a loss of revenue or otherwise harm the business of the Company.

For many proceedings, the Company is currently unable to estimate the reasonably possible loss or a range of reasonably possible losses as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Company believes that such matters, individually and in the aggregate, when finally resolved, are not reasonably likely to have a material adverse effect on the Company’s consolidated results of operations, financial position and cash flows. With respect to the limited number of proceedings for which the Company was able to estimate the reasonably possible losses or the range of reasonably possible losses, such estimated loss amounts were insignificant.